Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	Trump Media & Technology Group Corp.
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	85-4293042
Entity Address, Address Line One	401 N. Cattlemen Rd., Ste. 200
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34232
City Area Code	941
Local Phone Number	735-7346
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001849635
Amendment Flag	true